Income Taxes	12 Months Ended
Sep. 27, 2013
Income Tax Disclosure [Abstract]
Income Taxes

15. INCOME TAXES

Deferred income taxes reflect the net effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and amounts used for income tax purposes. The components of the Company’s deferred tax assets and liabilities are as follows (in thousands):

	September 27, 2013	September 28, 2012
Current deferred tax assets:
Accrued liabilities	$4,361	$2,546
Inventory	3,466	3,376
Deferred revenue	2,251	1,835
Contingent consideration	—	261
Accounts receivable	59	246
Federal net operating loss	267	—

Current net deferred tax assets	$10,404	$8,264

Non-current deferred tax assets (liabilities):
Federal and foreign net operating losses and credits	$4,718	$4,782
Intangible assets	(2,554)	(5,655)
Property and equipment	(2,889)	(2,457)
Valuation allowance	(856)	(761)

Non-current net deferred tax assets (liabilities)	(1,581)	(4,091)

Total deferred tax asset	$8,823	$4,173

As of September 27, 2013, the Company had $9.9 million of federal net operating loss carryforward expiring at various dates between fiscal years 2019 and 2026. The use of the federal operating loss carryforward is subject to limitations and such limitations may result in the operating loss carryforward periods expiring prior to full use of such losses.

The domestic and foreign income (loss) from continuing operations before taxes were as follows (in thousands):

	Fiscal Years
	2013	2012	2011
United States	$13,052	$7,443	$(16,163)
Foreign	14,279	4,846	15,712

Income (loss) from operations before income taxes	$27,331	$12,289	$(451)

The components of the provision for income taxes are as follows (in thousands):

	Fiscal Years
	2013	2012	2011
Current:
Federal	$11,287	$10,487	$8,587
State	1,512	2,141	1,044
Foreign	986	1,340	1,047

Current provision	13,785	13,968	10,678

Deferred:
Federal	(3,326)	2,569	6,006
State	(1,146)	258	368
Foreign	(273)	(1,387)	943
Change in valuation allowance	95	545	(16,676)

Deferred provision (benefit)	(4,650)	1,985	(9,359)

Total provision	$9,135	$15,953	$1,319

The Company’s net deferred tax asset relates predominantly to its operations in the United States. A valuation allowance is recorded when, based on assessment by both positive and negative evidence management determines that it is not more likely than not that the assets are recoverable. Such assessment is required on a jurisdictional basis.

During fiscal year 2011, the Company reduced the valuation allowance by $16.7 million, after concluding it was more likely than not that the deferred tax assets would be realized. The Company concluded the realization of the assets was more likely than not after recording consolidated book income before nondeductible expenses related to fair value measurements for two years coupled with expectations of future taxable income thereafter that will be sufficient to allow the realization of the deferred tax assets. The $857,000 and $761,000 of valuation allowance remaining as of September 27, 2013 and September 28, 2012, respectively, relates to a foreign jurisdiction for which the Company does not believe recovery of the deferred tax asset is more likely than not.

The Company’s effective tax rates differ from the federal and statutory rate as follows:

	Fiscal Years
	2013	2012	2011
Federal statutory rate	35.0%	35.0%	35.0%
Nitronex losses	8.3	23.0	—
Foreign rate differential	(9.5)	(28.4)	(157.9)
State taxes net of federal benefit	2.1	10.1	(203.6)
Change in tax status	—	(9.3)	—
Class B Conversion and warrant liabilities	4.1	95.9	(3,478.0)
Change in valuation allowance	0.3	3.7	3,742.6
Research and development credits	(8.0)	(3.7)	277.6
Provision to return adjustments	—	—	(325.4)
Nondeductible compensation expense	0.6	1.7	(138.2)
Other permanent differences	0.5	1.8	(44.6)

Effective income tax rate	33.4%	129.8%	(292.5)%

The effective income tax rates for fiscal years 2013, 2012 and 2011 were significantly impacted by the changes in fair values of the warrant liability, which is neither taxable nor deductible for income tax purposes. The effective income tax rates for fiscal years 2012 and 2011 were significantly impacted by the changes in fair values of the Class B conversion liability, which is neither taxable nor deductible for tax purposes. In addition, the Company recognized benefits from (i) the retroactive reinstatement of the U.S. research and development tax credits in fiscal year 2013, (ii) a change in tax status of a subsidiary in fiscal year 2011, and (iii) a reduction in the valuation allowance as described above. The U.S. research and development tax credit, which had previously expired on December 31, 2011, was reinstated as part of The American Taxpayer Relief Act of 2012 enacted on January 2, 2013.

With the exception of the earnings for a Taiwanese subsidiary in fiscal year 2011, all earnings of foreign subsidiaries are considered indefinitely reinvested for the periods presented. In fiscal year 2011, the Company could not conclude that the earnings of a Taiwanese subsidiary could be considered indefinitely invested and, accordingly, provided for the earnings in its tax provision, which increased the tax provision by $842,000 in that fiscal year. This provision was reversed in fiscal year 2012 after the Company completed a reorganization of its foreign subsidiaries. Undistributed earnings of all foreign subsidiaries as of September 27, 2013 aggregated $37.2 million. It is not practicable to determine the U.S. federal and state deferred tax liabilities associated with such foreign earnings.

Activity related to unrecognized tax benefits is as follows (in thousands):

Balance—October 2, 2010 and September 30, 2011	$437
Additions based on current year tax positions	597
Reductions based on prior year tax positions	(437)

Balance—September 28, 2012	597
Reductions based on prior year tax positions	(597)

Balance—September 27, 2013	$—

A summary of the fiscal tax years that remain subject to examination, as of September 27, 2013, for the Company’s significant tax jurisdictions are:

Jurisdiction	Tax Years Subject to Examination
United States—federal	2000—forward
United States—various states	2009—forward

Ireland	2009—forward

Generally, the Company is no longer subject to federal income tax examinations for years before 2010, except to the extent of loss and tax credit carryforwards from those years.